CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Balance at beginning of fiscal year		¥ 9,442,231	¥ 9,688,157
Net income (loss) attributable to MHFG shareholders		(14,009)	(104,722)	¥ 581,765
Change during year		209,687	126,593	327,108
Net income attributable to noncontrolling interests		48,037	3,251	236,283
Balance at end of fiscal year		9,725,134	9,442,231	9,688,157
Common Stock
Statement [Line Items]
Balance at beginning of fiscal year		5,816,834	5,826,863	5,827,500
Performance-based stock compensation program		(256)	(69)	(110)
Change in ownership interests in consolidated subsidiaries		16,271	(9,960)	(527)
Other		(120)	0	0
Balance at end of fiscal year		5,832,729	5,816,834	5,826,863
Retained Earnings
Statement [Line Items]
Balance at beginning of fiscal year		2,665,608	2,967,385	2,700,774
Other		(14)	(309)	(100)
Net income (loss) attributable to MHFG shareholders		(14,009)	(104,722)	581,765
Dividends declared		(209,432)	(196,746)	(190,418)
Balance at end of fiscal year		2,442,153	2,665,608	2,967,385
Retained Earnings | Cumulative effect, period of adoption, adjusted balance
Statement [Line Items]
Balance at beginning of fiscal year		0	0	(124,636)	[1]
Balance at beginning of fiscal year, adjusted		2,665,608	2,967,385	2,576,138
Balance at end of fiscal year			0	0
Accumulated other comprehensive income (loss)
Statement [Line Items]
Balance at beginning of fiscal year	[2]	440,112	318,114	(9,494)
Change during year	[2]	209,283	121,998	327,608
Balance at end of fiscal year	[2]	649,395	440,112	318,114
Treasury Stock
Statement [Line Items]
Balance at beginning of fiscal year		(8,342)	(7,124)	(6,415)
Purchases of treasury stock		(2,315)	(2,870)	(2,545)
Disposal of treasury stock		1,871	1,652	1,836
Balance at end of fiscal year		(8,786)	(8,342)	(7,124)
Parent
Statement [Line Items]
Balance at beginning of fiscal year		8,914,212	9,105,238
Balance at end of fiscal year		8,915,491	8,914,212	9,105,238
Noncontrolling Interest
Statement [Line Items]
Balance at beginning of fiscal year		528,019	582,919	663,259
Transactions between the MHFG Group and the noncontrolling interest shareholders		254,914	(44,651)	(300,371)
Dividends paid to noncontrolling interests		(21,732)	(18,095)	(15,753)
Net income attributable to noncontrolling interests		48,037	3,251	236,283
Other		405	4,595	(499)
Balance at end of fiscal year		¥ 809,643	¥ 528,019	¥ 582,919

[1]	These amounts resulted from the adoption of ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” and subsequent amendments. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details.
[2]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”